Summary of Principal Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	$ 630,616,635	$ 413,319,174	$ 210,841,368	$ 392,005,353
Accounts receivable, net of allowance for doubtful accounts	415,150,008	357,442,102
Other current assets	39,339,526	44,234,499
Amounts due from related parties	6,094,260	1,263,416
Total current assets	1,376,028,730	1,029,163,781
TOTAL ASSETS	1,776,923,241	1,355,520,098
Accounts payable	8,260,681	11,264,939
Accrued payroll and welfare expenses	116,577,317	102,632,157
Income tax payable	117,593,159	98,685,965
Other tax payable	49,390,175	40,000,505
Amounts due to related parties	7,356,186	5,535,512
Advance from customers and deferred revenue	19,013,041	24,617,144
Liability for exclusive rights, current		8,967,972
Other current liabilities	85,836,572	62,466,610
Total current liabilities	455,144,506	356,624,276
Deferred tax liabilities, non-current	28,203,218	29,900,565
Total liabilities	616,757,621	519,649,069
Financial statement amounts included in the consolidated financial statements
Total revenues	904,498,793	731,078,833	462,439,368
Cost of revenues	(306,133,210)	(274,035,806)	(203,170,685)
Net income/(loss)	52,337,158	51,086,289	(71,049,371)
Net cash provided by operating activities	23,982,431	113,892,140	(22,183,296)
Net cash used in investing activities	(112,759,658)	(53,093,289)	(33,425,540)
Net cash provided by (used in) financing activities	307,159,706	135,756,603	(125,773,431)
Consolidated VIE's assets that are collateral for the VIEs' obligations	0
Group's VIEs
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	99,718,317	71,095,466
Accounts receivable, net of allowance for doubtful accounts	118,223,577	87,835,551
Other current assets	34,132,543	29,693,275
Amounts due from related parties	424,864
Total current assets	252,499,301	188,624,292
Total non-current assets	55,033,244	49,517,785
TOTAL ASSETS	307,532,545	238,142,077
Accounts payable	600,735	1,505,942
Accrued payroll and welfare expenses	44,321,824	29,309,329
Income tax payable	28,337,431	28,793,459
Other tax payable	16,032,365	11,188,055
Amounts due to related parties	4,175,247	2,383,293
Advance from customers and deferred revenue	5,073,492	7,150,344
Liability for exclusive rights, current		8,967,972
Other current liabilities	36,291,161	9,917,349
Total current liabilities	134,832,255	99,215,743
Deferred tax liabilities, non-current	469,579	655,563
Total liabilities	135,301,834	99,871,306
Financial statement amounts included in the consolidated financial statements
Total revenues	492,253,803	321,004,846	172,402,066
Cost of revenues	(43,760,890)	(59,920,429)	(54,276,512)
Net income/(loss)	(8,699,386)	1,503,897	(3,212,138)
Net cash provided by operating activities	55,495,458	72,877,862	16,020,624
Net cash used in investing activities	(17,245,460)	(18,042,241)	(17,544,270)
Net cash provided by (used in) financing activities	$ (17,043,942)	$ (40,248,296)	$ 26,686,813